Jan. 25, 2024
(AllianzIM U.S. Large Cap Buffer10 Feb ETF)

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on January 31, 2024, following which each Fund will reset and commence a new Outcome Period beginning February 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or January 31, 2024. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Feb ETF	FEBT	February 1, 2024, to January 31, 2025	13.75% - 16.75% (before management fee) 13.01% - 16.01% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Feb ETF	FEBW	February 1, 2024, to January 31, 2025	9.75% - 12.75% (before management fee) 9.01% - 12.01% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Large Cap Buffer20 Feb ETF)

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on January 31, 2024, following which each Fund will reset and commence a new Outcome Period beginning February 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Funds’ Caps are not determined until after the end of the last market day of the current Outcome Period, or January 31, 2024. As of the date of this Supplement, the Cap for each Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Large Cap Buffer10 Feb ETF	FEBT	February 1, 2024, to January 31, 2025	13.75% - 16.75% (before management fee) 13.01% - 16.01% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Feb ETF	FEBW	February 1, 2024, to January 31, 2025	9.75% - 12.75% (before management fee) 9.01% - 12.01% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF)

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund will begin its initial Outcome Period on February 1, 2024, as shown in the table below. The Funds’ Caps are not determined until after the end of the last market day prior to the initial Outcome Period, or June 30, 2024 (for AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF) or July 31, 2024 (for AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF).

As of the date of this Supplement, the Cap for each Fund for the initial Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	FLJJ	February 1, 2024, to June 30, 2024	5.50% - 8.50% (before management fee) 5.20% - 8.20% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	SIXF	February 1, 2024, to July 31, 2024	5.50% - 8.50% (before management fee) 5.13% - 8.13% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.

(AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF)

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund will begin its initial Outcome Period on February 1, 2024, as shown in the table below. The Funds’ Caps are not determined until after the end of the last market day prior to the initial Outcome Period, or June 30, 2024 (for AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF) or July 31, 2024 (for AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF).

As of the date of this Supplement, the Cap for each Fund for the initial Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	Estimated Cap Range
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	FLJJ	February 1, 2024, to June 30, 2024	5.50% - 8.50% (before management fee) 5.20% - 8.20% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	SIXF	February 1, 2024, to July 31, 2024	5.50% - 8.50% (before management fee) 5.13% - 8.13% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Cap ranges provided here are based upon market conditions as of the date of this Supplement. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.